Other long-term debt - Additional Information (Details) ¥ in Millions																																	1 Months Ended			2 Months Ended	3 Months Ended		4 Months Ended	5 Months Ended	6 Months Ended	10 Months Ended	12 Months Ended
	Nov. 22, 2022	Oct. 15, 2021 USD ($)	Feb. 09, 2021	Jan. 25, 2021 USD ($)	Jan. 07, 2021 USD ($)	Nov. 30, 2020 USD ($)	Nov. 16, 2020	Nov. 12, 2020 USD ($)	Sep. 17, 2020 USD ($)	Jun. 29, 2020 USD ($)	Apr. 26, 2019 USD ($)	Apr. 16, 2019	Apr. 15, 2019 USD ($)	Apr. 07, 2019 USD ($)	Apr. 01, 2019 USD ($)	Jan. 04, 2019 USD ($)	Dec. 21, 2018 USD ($)	Nov. 30, 2018 USD ($)	Sep. 21, 2018 USD ($)	Sep. 20, 2018 USD ($)	Aug. 03, 2018 USD ($)	Mar. 20, 2018 USD ($)	Mar. 19, 2018 USD ($)	Dec. 01, 2017 USD ($)	Dec. 01, 2017 USD ($)	Nov. 22, 2017 USD ($)	Apr. 07, 2017 USD ($)	Feb. 28, 2017 USD ($)	Aug. 15, 2016 USD ($)	Mar. 14, 2016 USD ($)	Jan. 27, 2016 USD ($)	Dec. 28, 2015 USD ($)	Sep. 23, 2019 USD ($)	Nov. 30, 2017	Feb. 28, 2017 USD ($)	Aug. 12, 2019 USD ($)	Nov. 12, 2019 USD ($)	Jun. 21, 2019 USD ($)	Dec. 31, 2018 USD ($)	Aug. 14, 2019 USD ($)	Jun. 21, 2019 USD ($)	Nov. 30, 2020 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2021 CNY (¥)	Jan. 07, 2021 CNY (¥)	Nov. 30, 2020 CNY (¥)	Nov. 12, 2020 CNY (¥)	Jun. 29, 2020 CNY (¥)	Mar. 31, 2020 USD ($)	Nov. 12, 2019 CNY (¥)	Sep. 23, 2019 CNY (¥)	Aug. 15, 2019 USD ($)	Aug. 15, 2019 CNY (¥)	Aug. 14, 2019 CNY (¥)	Aug. 12, 2019 CNY (¥)	Jun. 29, 2019 CNY (¥)	Jun. 21, 2019 CNY (¥)	Apr. 07, 2019 CNY (¥)	Apr. 01, 2019 CNY (¥)	Jan. 04, 2019 CNY (¥)	Dec. 28, 2018	Dec. 21, 2018 CNY (¥)	Nov. 30, 2018 CNY (¥)	Sep. 21, 2018 CNY (¥)	Sep. 20, 2018 CNY (¥)	Aug. 03, 2018 CNY (¥)	Mar. 20, 2018 CNY (¥)	Aug. 15, 2017	Apr. 07, 2017 CNY (¥)	Aug. 15, 2016 CNY (¥)	Mar. 14, 2016 CNY (¥)	Jan. 27, 2016 CNY (¥)	Dec. 28, 2015 CNY (¥)
Other Long-term debt
Net (loss)/gain on debt extinguishment																																											$ 9,620,914		$ (1,843,306)
First Tranche Bonds [Member]
Other Long-term debt
Debt instrument redemption amount																		$ 87,000,000																			$ 57,000,000																¥ 400.0													¥ 600.0
Net (loss)/gain on debt extinguishment																		6,518,487																			(1,484)
Unamortized debt issuance expense																		8,913																			1,659
Debt instrument redemption price																		$ 6,509,574																			$ 175
Second Tranche Bonds [Member]
Other Long-term debt
Debt instrument redemption amount						$ 30,000,000											$ 58,000,000																			$ 13,000,000						$ 30,000,000							¥ 210.0									¥ 90.0							¥ 400.0
Net (loss)/gain on debt extinguishment																	4,775,500																			127,864
Unamortized debt issuance expense																	2,216																			562
Debt instrument redemption price																	$ 4,773,284																			$ 128,426
Third Tranche Bonds [Member]
Other Long-term debt
Debt instrument redemption amount						300,000																																		$ 71,000,000		300,000							2.1								¥ 497.9
Net (loss)/gain on debt extinguishment																																								(743,034)
Unamortized debt issuance expense																																								2,100
Debt instrument redemption price																																								$ 740,934
New Tranche [Member]
Other Long-term debt
Stated rate																																																																							8.20%
Debt instrument redemption amount																					$ 153,000,000																																		$ 64,000,000	¥ 450.0													¥ 1,050.0
Net (loss)/gain on debt extinguishment																					5,989,710
Unamortized debt issuance expense																					278,844
Debt instrument redemption price																					$ 5,710,866
Two thousand seventeen Tranche [Member]
Other Long-term debt
Stated rate																																																																							8.20%
Debt instrument redemption amount														$ 90,000,000								$ 73,000,000																																							¥ 630.0									¥ 500.0
Net (loss)/gain on debt extinguishment														1,535,132								3,782,353
Unamortized debt issuance expense																						287,796
Debt instrument redemption price														$ 1,535,132								$ 3,494,557
Two Thousand Eighteen Tranche [Member]
Other Long-term debt
Debt instrument redemption amount						18,000,000													$ 58,000,000														$ 11,000,000									18,000,000							124.0					¥ 76.0													¥ 400.0
Net (loss)/gain on debt extinguishment																			3,599,937														20,958									132,897
Unamortized debt issuance expense						296,957													308,851														$ 20,958									296,957
Debt instrument redemption price						164,060													$ 3,291,086																							164,060
2019 Tranche [Member]
Other Long-term debt
Debt instrument redemption amount						1,300,000																																$ 85,000,000			$ 85,000,000	1,300,000							9.0										¥ 591.0	¥ 591.0
Net (loss)/gain on debt extinguishment																																									1,894,262	(303,532)
Unamortized debt issuance expense						138,289																																465,317			465,317	138,289
Debt instrument redemption price						165,243																																1,428,945			1,428,945	165,243
Two Thousand Nineteen First Tranche
Other Long-term debt
Debt instrument redemption amount						49,000,000																																91,000,000			91,000,000	49,000,000							343.0											¥ 637.0
Net (loss)/gain on debt extinguishment																																						(3,977,493)				423,011
Unamortized debt issuance expense						350,371																																482,825			482,825	350,371
Debt instrument redemption price						72,640																																$ 3,494,668			$ 3,494,668	72,640
2020 Tranche
Other Long-term debt
Debt instrument redemption amount						94,000,000																																				94,000,000	0	$ 12,000,000			¥ 77.1		¥ 646.0
Net (loss)/gain on debt extinguishment						261,320
Unamortized debt issuance expense						260,828																																				260,828
Debt instrument redemption price						$ 492																																				$ 492
Two Thousand Twenty One Tranche [Member]
Other Long-term debt
Debt instrument redemption amount																																											$ 0	62,000,000			¥ 402.2
Maximum [Member] | First Tranche Bonds [Member]
Other Long-term debt
Stated rate																																																																8.20%
Minimum [Member] | First Tranche Bonds [Member]
Other Long-term debt
Stated rate																																																																7.50%
November 2020 Senior Secured notes due on November 22, 2020 at 8.875% [Member]
Other Long-term debt
Debt issuance date																									Dec. 01, 2017	Nov. 22, 2017
Debt instrument, aggregate principal amount																								$ 100,000,000	$ 100,000,000	$ 200,000,000
Maturity date																								Nov. 22, 2020										Nov. 22, 2020
Stated rate																										8.875%								8.875%
Debt instrument, frequency of periodic payment																										semi-annually
Effective interest rate																																											9.95%
minimum percentage of common shares owned by subject to certain qualifications and exceptions and satisfaction																																											10.00%
Debt instrument redemption amount																																													45,800,000	$ 900,000
Net (loss)/gain on debt extinguishment																																													(216,290)	38,136
Debt instruments redemption difference between repurchase price and principal amount																																													42,214	47,200
Unamortized debt issuance expense																																													174,076	9,064
Debt term	3 years
November 2020 Senior Secured notes due on November 22, 2020 at 8.875% [Member] | Maximum [Member]
Other Long-term debt
Fixed charge coverage ratio																																											2.0
November 2020 Senior Secured notes due on November 22, 2020 at 8.875% [Member] | Minimum [Member]
Other Long-term debt
Fixed charge coverage ratio																																											1.0
Corporate Bonds Due On December 28, 2020 at 7.5% [Member] | First Tranche Bonds [Member]
Other Long-term debt
Debt issuance date																																Dec. 28, 2015
Debt instrument, aggregate principal amount																																$ 154,000,000																																												¥ 1,000.0
Maturity date																																Dec. 28, 2020
Stated rate																																7.50%																																												7.50%
Corporate bonds due on January 27, 2021 at 7.47% [Member] | Second Tranche Bonds [Member]
Other Long-term debt
Debt issuance date																															Jan. 27, 2016
Debt instrument, aggregate principal amount																															$ 107,000,000																																												¥ 700.0
Maturity date																															Jan. 27, 2021
Stated rate																															7.47%																																												7.47%
Corporate Bonds Due on August 15 2019 at 7.5% [Member] | New Tranche [Member]
Other Long-term debt
Debt issuance date																													Aug. 15, 2016
Debt instrument, aggregate principal amount																													$ 216,000,000																																												¥ 1,500.0
Maturity date																													Aug. 15, 2019
Stated rate																													7.50%																																										7.50%		7.50%
February 2021 Senior notes due on February 28, 2021 at 7.75% [Member]
Other Long-term debt
Debt issuance date																												Feb. 28, 2017							Feb. 28, 2017
Debt instrument, aggregate principal amount																												$ 300,000,000							$ 300,000,000
Maturity date																												Feb. 28, 2021							Feb. 28, 2021
Stated rate																												7.75%							7.75%
Debt instrument, frequency of periodic payment																												semi-annually
Effective interest rate																												8.68%							8.68%
minimum percentage of common shares owned by subject to certain qualifications and exceptions and satisfaction																																											10.00%
Debt instrument redemption amount									$ 20,000,000.0																														$ 25,400,000				$ 20,000,000.0	19,000,000		10,600,000
Net (loss)/gain on debt extinguishment																																							2,642,710					(588,507)	1,126,617
Debt instruments redemption difference between repurchase price and principal amount																																							3,043,135					348,581	1,246,256
Unamortized debt issuance expense																																							$ 400,425					239,926	119,639
Debt term																												4 years
February 2021 Senior notes due on February 28, 2021 at 7.75% [Member] | Maximum [Member]
Other Long-term debt
Fixed charge coverage ratio																																											2.0
February 2021 Senior notes due on February 28, 2021 at 7.75% [Member] | Minimum [Member]
Other Long-term debt
Fixed charge coverage ratio																																											1.0
Corporate bonds due on March 14, 2021 at 7.09% [Member] | Third Tranche Bonds [Member]
Other Long-term debt
Debt issuance date																														Mar. 14, 2016
Debt instrument, aggregate principal amount																														$ 77,000,000																																												¥ 500.0
Maturity date																														Mar. 14, 2021
Stated rate																														7.09%																																												7.09%
Corporate bonds due on September 21, 2020 at 8.50% [Member] | Two Thousand Eighteen Tranche [Member]
Other Long-term debt
Debt issuance date																				Sep. 20, 2018
Debt instrument, aggregate principal amount																				$ 87,000,000																																																¥ 600.0
Maturity date																				Sep. 21, 2020
Stated rate																				8.50%																																																8.50%
Corporate Bonds Due in April 7, 2020 at 8.2% [Member] | Two thousand seventeen Tranche [Member]
Other Long-term debt
Debt issuance date																											Apr. 07, 2017
Debt instrument, aggregate principal amount																											$ 173,000,000																																													¥ 1,130.0
Maturity date																											Apr. 07, 2020
Stated rate																											8.20%																																													8.20%
March 2020 Senior Secured Notes due on March 19, 2020 at 9.875% [Member]
Other Long-term debt
Debt issuance date																							Mar. 19, 2018
Debt instrument, aggregate principal amount																							$ 200,000,000
Maturity date																							Mar. 19, 2020
Stated rate																							9.875%
Debt instrument, frequency of periodic payment																							semi-annually
Effective interest rate																																							11.34%
minimum percentage of common shares owned by subject to certain qualifications and exceptions and satisfaction																																											10.00%
Debt instrument redemption amount																																														75,700,000						$ 11,700,000
Net (loss)/gain on debt extinguishment																																														(563,941)
Unamortized debt issuance expense																																														563,941
Debt term																							2 years
March 2020 Senior Secured Notes due on March 19, 2020 at 9.875% [Member] | Maximum [Member]
Other Long-term debt
Fixed charge coverage ratio																																											2.0
March 2020 Senior Secured Notes due on March 19, 2020 at 9.875% [Member] | Minimum [Member]
Other Long-term debt
Fixed charge coverage ratio																																											1.0
October 2021 Senior Secured Notes due on October 15, 2021 at 14.20% [Member]
Other Long-term debt
Debt issuance date		Oct. 15, 2021									Apr. 26, 2019		Apr. 15, 2019
Debt instrument, aggregate principal amount		$ 207,680,000		$ 25,000,000.0					$ 38,000,000.0		$ 100,000,000		$ 200,000,000
Maturity date											Oct. 15, 2021	Oct. 15, 2021
Stated rate											14.20%		14.20%
Debt instrument, frequency of periodic payment											semi-annually
Redemption price																																											101.00%
Debt instrument redemption amount																																												5,500,000		2,500,000
Net (loss)/gain on debt extinguishment																																													(176,209)	(25,240)
Debt instruments redemption difference between repurchase price and principal amount																																													176,209	52,500
Unamortized debt issuance expense																																														$ 77,740
Debt term											2 years 6 months
Cash consideration in full satisfaction of the exchange consideration		19,101,080
October 2021 Senior Secured Notes due on October 15, 2021 at 14.20% [Member] | Maximum [Member]
Other Long-term debt
Fixed charge coverage ratio																																											2.0
October 2021 Senior Secured Notes due on October 15, 2021 at 14.20% [Member] | Minimum [Member]
Other Long-term debt
Fixed charge coverage ratio																																											1.0
October 2021 Senior Secured Notes Due On October 15 2023 At 14.20% [Member]
Other Long-term debt
Debt instrument, aggregate principal amount		205,401,000									$ 300,000,000
October 2023 Senior Secured Notes Due On October 15 2023 At 14.2% [Member]
Other Long-term debt
Debt instrument, aggregate principal amount		$ 205,400,000
Maturity date		Oct. 15, 2023
Stated rate		14.20%
Debt instrument, frequency of periodic payment		semi-annually
Effective interest rate																																											16.65%
Redemption terms																																											At any time prior to October 15, 2023, the Company may at its option redeem the October 2023 Senior Secured Notes, in whole but not in part, at a redemption price equal to 100.0% of the principal amount of the October 2023 Senior Secured Notes plus the Applicable Premium as of, and accrued and unpaid interest, if any, to (but not including) the redemption date. “Applicable Premium” means with respect to any October 2023 Senior Secured Note at any redemption date, the greater of (i) 1.00% of the principal amount of such October 2023 Senior Secured Note and (ii) the excess of (A) the present value at such redemption date of the principal amount of such October 2023 Senior Secured Note, plus all required remaining scheduled interest payments due on such October 2023 Senior Secured Note through the maturity date of the October 2023 Senior Secured Notes (but excluding accrued and unpaid interest to the redemption date), computed using a discount rate equal to the Adjusted Treasury Rate (as defined in the October 2023 Indenture) plus 100 basis points, over (B) the principal amount of such October 2023 Senior Secured Note on such redemption date.
Redemption price																																											114.50%
minimum percentage of common shares owned by subject to certain qualifications and exceptions and satisfaction																																											10.00%
Debt instrument redemption amount																																											$ 2,500,000	66,100,000
Debt term		2 years
Cash consideration in full satisfaction of the exchange consideration		$ 19,100,000
October 2023 Senior Secured Notes Due On October 15 2023 At 14.2% [Member] | Maximum [Member]
Other Long-term debt
Redemption price																																											35.00%
Fixed charge coverage ratio																																											2.0
October 2023 Senior Secured Notes Due On October 15 2023 At 14.2% [Member] | Minimum [Member]
Other Long-term debt
Redemption price																																											65.00%
Fixed charge coverage ratio																																											1.0
January 2024 Notes Due on January 25, 2024 at 14.00% [Member]
Other Long-term debt
Debt issuance date			Feb. 09, 2021
Debt instrument, aggregate principal amount				$ 270,000,000
Maturity date				Jan. 25, 2024																																							Jan. 25, 2024
Stated rate				14.00%																																							14.00%
Debt instrument, frequency of periodic payment				semi-annually
Effective interest rate																																											14.49%
Redemption terms																																											At any time prior to January 25, 2024, the Company may at its option redeem the January 2024 Senior Secured Notes, in whole but not in part, at a redemption price equal to 100.0% of the principal amount of the January 2024 Senior Secured Notes plus the Applicable Premium as of, and accrued and unpaid interest, if any, to (but not including) the redemption date. “Applicable Premium” means with respect to any January 2024 Senior Secured Note at any redemption date, the greater of (i) 1.00% of the principal amount of such January 2024 Senior Secured Note and (ii) the excess of (A) the present value at such redemption date of the principal amount of such January 2024 Senior Secured Note, plus all required remaining scheduled interest payments due on such January 2024 Senior Secured Note through the maturity date of the January 2024 Senior Secured Notes (but excluding accrued and unpaid interest to the redemption date), computed using a discount rate equal to the Adjusted Treasury Rate (as defined in the January 2024 Indenture) plus 100 basis points, over (B) the principal amount of such January 2024 Senior Secured Note on such redemption date.
minimum percentage of common shares owned by subject to certain qualifications and exceptions and satisfaction																																											10.00%
Debt instrument redemption amount																																											$ 4,820,000	5,500,000
Debt term				3 years
January 2024 Notes Due on January 25, 2024 at 14.00% [Member] | Maximum [Member]
Other Long-term debt
Fixed charge coverage ratio																																											2.0
January 2024 Notes Due on January 25, 2024 at 14.00% [Member] | Minimum [Member]
Other Long-term debt
Fixed charge coverage ratio																																											1.0
June 2022 Senior Secured Notes at 12.00% [Member]
Other Long-term debt
Debt issuance date										Jul. 03, 2020
June 2022 Senior Secured Notes Due On June 29 2022 At 12% [Member]
Other Long-term debt
Debt issuance date										Jun. 29, 2020
Debt instrument, aggregate principal amount										$ 75,000,000																																									¥ 514.5
Maturity date										Jun. 29, 2022
Stated rate										12.00%																																									12.00%
Debt instrument, frequency of periodic payment										semi-annually
Effective interest rate																																											15.69%
minimum percentage of common shares owned by subject to certain qualifications and exceptions and satisfaction																																											10.00%
Debt term										2 years
June 2022 Senior Secured Notes Due On June 29 2022 At 12% [Member] | Maximum [Member]
Other Long-term debt
Fixed charge coverage ratio																																											2.0
June 2022 Senior Secured Notes Due On June 29 2022 At 12% [Member] | Minimum [Member]
Other Long-term debt
Fixed charge coverage ratio																																											1.0
September 2023 Senior Secured Notes at 14.50% [Member]
Other Long-term debt
Debt issuance date									Sep. 17, 2020
Debt instrument, aggregate principal amount									$ 300,000,000
Maturity date									Sep. 17, 2023
Stated rate									14.50%
Debt instrument, frequency of periodic payment									semi-annually
Effective interest rate																																											15.69%
minimum percentage of common shares owned by subject to certain qualifications and exceptions and satisfaction																																											10.00%
Debt instrument redemption amount																																											$ 3,500,000	$ 41,200,000	1,000,000
Net (loss)/gain on debt extinguishment																																													(7,334)
Debt instruments redemption difference between repurchase price and principal amount																																													$ 7,334
Debt term									3 years
September 2023 Senior Secured Notes at 14.50% [Member] | Maximum [Member]
Other Long-term debt
Fixed charge coverage ratio																																											2.0
September 2023 Senior Secured Notes at 14.50% [Member] | Minimum [Member]
Other Long-term debt
Fixed charge coverage ratio																																											1.0
Corporate Bonds Due in January 4, 2022 at 8.5% | 2019 Tranche [Member]
Other Long-term debt
Debt issuance date																Jan. 04, 2019
Debt instrument, aggregate principal amount																$ 87,000,000																																															¥ 600.0
Maturity date																Jan. 04, 2022
Stated rate																8.50%																																															8.50%
Corporate Bonds Due in April 1, 2024 at 8.4% | Two Thousand Nineteen First Tranche
Other Long-term debt
Debt issuance date															Apr. 01, 2019
Debt instrument, aggregate principal amount															$ 146,000,000																																															¥ 980.0
Maturity date															Apr. 01, 2024
Stated rate															8.40%																																															8.40%
Corporate bonds due on November 13, 2025 at 8.35% [Member] | 2020 Tranche
Other Long-term debt
Debt issuance date							Nov. 12, 2020
Debt instrument, aggregate principal amount								$ 130,000,000																																										¥ 900.0
Maturity date								Nov. 13, 2025
Stated rate							8.35%	8.35%																																										8.35%
Onshore Corporate Bonds Due On January 07, 2026 [Member] | Two Thousand Twenty One Tranche [Member]
Other Long-term debt
Debt issuance date					Jan. 07, 2021
Debt instrument, aggregate principal amount					$ 78,000,000																																											¥ 500.0
Maturity date					Jan. 07, 2026
Stated rate					8.35%																																											8.35%
Debt Instrument, Redemption, Period One [Member] | November 2020 Senior Secured notes due on November 22, 2020 at 8.875% [Member]
Other Long-term debt
Redemption terms																																											At any time prior to November 22, 2020, the Company may at its option redeem the November 2020 Senior Secured Notes, in whole but not in part, at a redemption price equal to 100.0% of the principal amount of the November 2020 Senior Secured Notes plus the Applicable Premium as of, and accrued and unpaid interest, if any, to (but not including) the redemption date. “Applicable Premium” means with respect to any November 2020 Senior Secured Note at any redemption date, the greater of (i) 1.00% of the principal amount of such November 2020 Senior Secured Note and (ii) the excess of (A) the present value at such redemption date of the principal amount of such November 2020 Senior Secured Note, plus all required remaining scheduled interest payments due on such November 2020 Senior Secured Note through the maturity date of the November 2020 Senior Secured Notes (but excluding accrued and unpaid interest to the redemption date), computed using a discount rate equal to the Adjusted Treasury Rate (as defined in the November 2020 Indenture) plus 100 basis points, over (B) the principal amount of such November 2020 Senior Secured Note on such redemption date.
Redemption price																																											100.00%
Description of variable rate basis																																											the Adjusted Treasury Rate (as defined in the November 2020 Indenture)
Stated spread over variable rate																																											1.00%
Debt Instrument, Redemption, Period One [Member] | November 2020 Senior Secured notes due on November 22, 2020 at 8.875% [Member] | Applicable Premium [Member]
Other Long-term debt
Redemption price																																											1.00%
Debt Instrument, Redemption, Period One [Member] | February 2021 Senior notes due on February 28, 2021 at 7.75% [Member]
Other Long-term debt
Redemption terms																																											At any time prior to February 28, 2021, the Company may at its option redeem the February 2021 Senior Secured Notes, in whole but not in part, at a redemption price equal to 100.0% of the principal amount of the February 2021 Senior Secured Notes plus the Applicable Premium as of, and accrued and unpaid interest, if any, to (but not including) the redemption date. “Applicable Premium” means with respect to any February 2021 Senior Secured Note at any redemption date, the greater of (i) 1.00% of the principal amount of such February 2021 Senior Secured Note and (ii) the excess of (A) the present value at such redemption date of the principal amount of such February 2021 Senior Secured Note, plus all required remaining scheduled interest payments due on such February 2021 Senior Secured Note through the maturity date of the February 2021 Senior Secured Notes (but excluding accrued and unpaid interest to the redemption date), computed using a discount rate equal to the Adjusted Treasury Rate (as defined in the February 2021 Indenture) plus 100 basis points, over (B) the principal amount of such February 2021 Senior Secured Note on such redemption date.
Redemption price																																											100.00%
Description of variable rate basis																																											the Adjusted Treasury Rate (as defined in the February 2021 Indenture)
Stated spread over variable rate																																											1.00%
Debt Instrument, Redemption, Period One [Member] | February 2021 Senior notes due on February 28, 2021 at 7.75% [Member] | Applicable Premium [Member]
Other Long-term debt
Redemption price																																											1.00%
Debt Instrument, Redemption, Period One [Member] | March 2020 Senior Secured Notes due on March 19, 2020 at 9.875% [Member]
Other Long-term debt
Redemption terms																																											At any time prior to March 19, 2020, the Company may at its option redeem the March 2020 Senior Secured Notes, in whole but not in part, at a redemption price equal to 100.0% of the principal amount of the March 2020 Senior Secured Notes plus the Applicable Premium as of, and accrued and unpaid interest, if any, to (but not including) the redemption date. “Applicable Premium” means with respect to any March 2020 Senior Secured Note at any redemption date, the greater of (i) 1.00% of the principal amount of such March 2020 Senior Secured Note and (ii) the excess of (A) the present value at such redemption date of the principal amount of such March 2020 Senior Secured Note, plus all required remaining scheduled interest payments due on such March 2020 Senior Secured Note through the maturity date of the March 2020 Senior Secured Notes (but excluding accrued and unpaid interest to the redemption date), computed using a discount rate equal to the Adjusted Treasury Rate (as defined in the March 2020 Indenture) plus 100 basis points, over (B) the principal amount of such March 2020 Senior Secured Note on such redemption date.
Redemption price																																											100.00%
Description of variable rate basis																																											the Adjusted Treasury Rate (as defined in the March 2020 Indenture)
Stated spread over variable rate																																											100.00%
Debt Instrument, Redemption, Period One [Member] | March 2020 Senior Secured Notes due on March 19, 2020 at 9.875% [Member] | Applicable Premium [Member]
Other Long-term debt
Redemption price																																											1.00%
Debt Instrument, Redemption, Period One [Member] | October 2021 Senior Secured Notes due on October 15, 2021 at 14.20% [Member]
Other Long-term debt
Redemption terms																																											At any time prior to October 15, 2021, the Company may at its option redeem the October 2021 Notes, in whole but not in part, at a redemption price equal to 100.0% of the principal amount of the October 2021 Notes plus the Applicable Premium as of, and accrued and unpaid interest, if any, to (but not including) the redemption date. “Applicable Premium” means with respect to any October 2021 Note at any redemption date, the greater of (i) 1.00% of the principal amount of such Note and (ii) the excess of (A) the present value at such redemption date of the principal amount of such Note, plus all required remaining scheduled interest payments due on such Note through the maturity date of the October 2021 Notes (but excluding accrued and unpaid interest to the redemption date), computed using a discount rate equal to the Adjusted Treasury Rate (as defined in the Indenture) plus 100 basis points, over (B) the principal amount of such Note on such redemption date.
Redemption price																																											100.00%
Description of variable rate basis																																											the Adjusted Treasury Rate (as defined in the Indenture)
Stated spread over variable rate																																											100.00%
Debt Instrument, Redemption, Period One [Member] | October 2021 Senior Secured Notes due on October 15, 2021 at 14.20% [Member] | Applicable Premium [Member]
Other Long-term debt
Redemption price																																											1.00%
Debt Instrument, Redemption, Period One [Member] | October 2023 Senior Secured Notes Due On October 15 2023 At 14.2% [Member]
Other Long-term debt
Description of variable rate basis																																											the Adjusted Treasury Rate (as defined in the October 2023 Indenture)
Stated spread over variable rate																																											100.00%
Debt Instrument, Redemption, Period One [Member] | October 2023 Senior Secured Notes Due On October 15 2023 At 14.2% [Member] | Applicable Premium [Member]
Other Long-term debt
Redemption price																																											1.00%
Debt Instrument, Redemption, Period One [Member] | January 2024 Notes Due on January 25, 2024 at 14.00% [Member]
Other Long-term debt
Redemption price																																											100.00%
Stated spread over variable rate																																											100.00%
Debt Instrument, Redemption, Period One [Member] | January 2024 Notes Due on January 25, 2024 at 14.00% [Member] | Applicable Premium [Member]
Other Long-term debt
Redemption price																																											1.00%
Debt Instrument, Redemption, Period One [Member] | January 2024 Notes Due on January 25, 2024 at 14.00% [Member] | Maximum [Member]
Other Long-term debt
Percentage of principal redeemable																																											35.00%
Debt Instrument, Redemption, Period One [Member] | June 2022 Senior Secured Notes Due On June 29 2022 At 12% [Member]
Other Long-term debt
Redemption terms																																											At any time prior to June 29, 2022, the Company may at its option redeem the June 2022 Senior Secured Notes, in whole but not in part, at a redemption price equal to 100.0% of the principal amount of the June 2022 Senior Secured Notes plus the Applicable Premium as of, and accrued and unpaid interest, if any, to (but not including) the redemption date. “Applicable Premium” means with respect to any June 2022 Senior Secured Note at any redemption date, the greater of (i) 1.00% of the principal amount of such June 2022 Senior Secured Note and (ii) the excess of (A) the present value at such redemption date of the principal amount of such June 2022 Senior Secured Note, plus all required remaining scheduled interest payments due on such June 2022 Senior Secured Note through the maturity date of the June 2022 Senior Secured Notes (but excluding accrued and unpaid interest to the redemption date), computed using a discount rate equal to the Adjusted Treasury Rate (as defined in the June 2022 Indenture) plus 100 basis points, over (B) the principal amount of such June 2022 Senior Secured Note on such redemption date.
Redemption price																																											100.00%
Description of variable rate basis																																											the Adjusted Treasury Rate (as defined in the June 2022 Indenture)
Stated spread over variable rate																																											100.00%
Debt Instrument, Redemption, Period One [Member] | June 2022 Senior Secured Notes Due On June 29 2022 At 12% [Member] | Applicable Premium [Member]
Other Long-term debt
Redemption price																																											1.00%
Debt Instrument, Redemption, Period One [Member] | September 2023 Senior Secured Notes at 14.50% [Member]
Other Long-term debt
Redemption terms																																											At any time prior to September 17, 2023, the Company may at its option redeem the September 2023 Senior Secured Notes, in whole but not in part, at a redemption price equal to 100.0% of the principal amount of the September 2023 Senior Secured Notes plus the Applicable Premium as of, and accrued and unpaid interest, if any, to (but not including) the redemption date. “Applicable Premium” means with respect to any September 2023 Senior Secured Note at any redemption date, the greater of (i) 1.00% of the principal amount of such September 2023 Senior Secured Note and (ii) the excess of (A) the present value at such redemption date of the principal amount of such September 2023 Senior Secured Note, plus all required remaining scheduled interest payments due on such September 2023 Senior Secured Note through the maturity date of the September 2023 Senior Secured Notes (but excluding accrued and unpaid interest to the redemption date), computed using a discount rate equal to the Adjusted Treasury Rate (as defined in the September 2023 Indenture) plus 100 basis points, over (B) the principal amount of such September 2023 Senior Secured Note on such redemption date.
Redemption price																																											100.00%
Description of variable rate basis																																											the Adjusted Treasury Rate (as defined in the September 2023 Indenture)
Stated spread over variable rate																																											100.00%
Debt Instrument, Redemption, Period One [Member] | September 2023 Senior Secured Notes at 14.50% [Member] | Applicable Premium [Member]
Other Long-term debt
Redemption price																																											1.00%
Debt Instrument, Redemption, Period One [Member] | October 2023 Senior Secured Notes Due On October 15 2022 At 14.2% [Member]
Other Long-term debt
Redemption price																																											100.00%
Debt Instrument, Redemption, Period Two [Member] | November 2020 Senior Secured notes due on November 22, 2020 at 8.875% [Member]
Other Long-term debt
Redemption terms																																											At any time prior to November 22, 2020, the Company may redeem up to 35% of the aggregate principal amount of the November 2020 Senior Secured Notes with the net cash proceeds of one or more sales of our common shares in certain equity offerings, within a specified period after the equity offering, at a redemption price of 108.875% of the principal amount of the November 2020 Senior Secured Notes, plus accrued and unpaid interest, if any, to (but not including) the redemption date, provided that at least 65% of the aggregate principal amount of the November 2020 Senior Secured Notes issued on November 22, 2017 remains outstanding after each such redemption.
Redemption price																																											108.875%
Debt Instrument, Redemption, Period Two [Member] | November 2020 Senior Secured notes due on November 22, 2020 at 8.875% [Member] | Maximum [Member]
Other Long-term debt
Percentage of principal redeemable																																											35.00%
Debt Instrument, Redemption, Period Two [Member] | November 2020 Senior Secured notes due on November 22, 2020 at 8.875% [Member] | Minimum [Member]
Other Long-term debt
Debt instrument carrying amount percentage																																											65.00%
Debt Instrument, Redemption, Period Two [Member] | February 2021 Senior notes due on February 28, 2021 at 7.75% [Member]
Other Long-term debt
Redemption terms																																											At any time prior to February 28, 2021, the Company may redeem up to 35% of the aggregate principal amount of the February 2021 Senior Secured Notes with the net cash proceeds of one or more sales of our common shares in certain equity offerings, within a specified period after the equity offering, at a redemption price of 107.75% of the principal amount of the February 2021 Senior Secured Notes, plus accrued and unpaid interest, if any, to (but not including) the redemption date, provided that at least 65% of the aggregate principal amount of the February 2021 Senior Secured Notes issued on February 28, 2017 remains outstanding after each such redemption.
Debt Instrument, Redemption, Period Two [Member] | February 2021 Senior notes due on February 28, 2021 at 7.75% [Member] | Maximum [Member]
Other Long-term debt
Percentage of principal redeemable																																											35.00%
Debt Instrument, Redemption, Period Two [Member] | February 2021 Senior notes due on February 28, 2021 at 7.75% [Member] | Minimum [Member]
Other Long-term debt
Redemption price																																											107.75%
Debt instrument carrying amount percentage																																											65.00%
Debt Instrument, Redemption, Period Two [Member] | March 2020 Senior Secured Notes due on March 19, 2020 at 9.875% [Member]
Other Long-term debt
Redemption terms																																											At any time prior to March 19, 2020, the Company may redeem up to 35% of the aggregate principal amount of the March 2020 Senior Secured Notes with the net cash proceeds of one or more sales of our common shares in certain equity offerings, within a specified period after the equity offering, at a redemption price of 109.875% of the principal amount of the March 2020 Senior Secured Notes, plus accrued and unpaid interest, if any, to (but not including) the redemption date, provided that at least 65% of the aggregate principal amount of the March 2020 Senior Secured Notes issued on March 19, 2018 remains outstanding after each such redemption
Redemption price																																											109.875%
Debt Instrument, Redemption, Period Two [Member] | March 2020 Senior Secured Notes due on March 19, 2020 at 9.875% [Member] | Maximum [Member]
Other Long-term debt
Percentage of principal redeemable																																											35.00%
Debt Instrument, Redemption, Period Two [Member] | March 2020 Senior Secured Notes due on March 19, 2020 at 9.875% [Member] | Minimum [Member]
Other Long-term debt
Debt instrument carrying amount percentage																																											65.00%
Debt Instrument, Redemption, Period Two [Member] | October 2021 Senior Secured Notes due on October 15, 2021 at 14.20% [Member]
Other Long-term debt
Redemption terms																																											At any time prior to October 15, 2021, the Company may redeem up to 35% of the aggregate principal amount of the October 2021 Notes with the net cash proceeds of one or more sales of the Company’s common shares in certain equity offerings, within a specified period after the equity offering, at a redemption price of 114.2% the principal amount of the October 2021 Notes, plus accrued and unpaid interest, if any, to (but not including) the redemption date, provided that at least 65% of the aggregate principal amount of the October 2021 Notes issued on April 15, 2019 remains outstanding after each such redemption and any such redemption takes place within 60 days after the closing of the related equity offering.
Redemption price																																											114.20%
Debt Instrument, Redemption, Period Two [Member] | October 2021 Senior Secured Notes due on October 15, 2021 at 14.20% [Member] | Maximum [Member]
Other Long-term debt
Percentage of principal redeemable																																											35.00%
Debt Instrument, Redemption, Period Two [Member] | October 2021 Senior Secured Notes due on October 15, 2021 at 14.20% [Member] | Minimum [Member]
Other Long-term debt
Debt instrument carrying amount percentage																																											65.00%
Debt Instrument, Redemption, Period Two [Member] | January 2024 Notes Due on January 25, 2024 at 14.00% [Member]
Other Long-term debt
Redemption price																																											114.00%
Debt Instrument, Redemption, Period Two [Member] | January 2024 Notes Due on January 25, 2024 at 14.00% [Member] | Minimum [Member]
Other Long-term debt
Debt instrument carrying amount percentage																																											65.00%
Debt Instrument, Redemption, Period Two [Member] | June 2022 Senior Secured Notes Due On June 29 2022 At 12% [Member]
Other Long-term debt
Redemption terms																																											At any time prior to June 29, 2022, the Company may redeem up to 35% of the aggregate principal amount of the June 2022 Senior Secured Notes with the net cash proceeds of one or more sales of our common shares in certain equity offerings, within a specified period after the equity offering, at a redemption price of 112% of the principal amount of the June 2022 Senior Secured Notes, plus accrued and unpaid interest, if any, to (but not including) the redemption date, provided that at least 65% of the aggregate principal amount of the June 2022 Senior Secured Notes issued on June 29, 2020 remains outstanding after each such redemption.
Redemption price																																											112.00%
Debt Instrument, Redemption, Period Two [Member] | June 2022 Senior Secured Notes Due On June 29 2022 At 12% [Member] | Maximum [Member]
Other Long-term debt
Percentage of principal redeemable																																											35.00%
Debt Instrument, Redemption, Period Two [Member] | June 2022 Senior Secured Notes Due On June 29 2022 At 12% [Member] | Minimum [Member]
Other Long-term debt
Debt instrument carrying amount percentage																																											65.00%
Debt Instrument, Redemption, Period Two [Member] | September 2023 Senior Secured Notes at 14.50% [Member]
Other Long-term debt
Redemption terms																																											At any time prior to September 17, 2023, the Company may redeem up to 35% of the aggregate principal amount of the September 2023 Senior Secured Notes with the net cash proceeds of one or more sales of our common shares in certain equity offerings, within a specified period after the equity offering, at a redemption price of 114.5% of the principal amount of the September 2023 Senior Secured Notes, plus accrued and unpaid interest, if any, to (but not including) the redemption date, provided that at least 65% of the aggregate principal amount of the September 2023 Senior Secured Notes issued on September 17, 2020 remains outstanding after each such redemption.
Redemption price																																											114.50%
Debt Instrument, Redemption, Period Two [Member] | September 2023 Senior Secured Notes at 14.50% [Member] | Maximum [Member]
Other Long-term debt
Percentage of principal redeemable																																											35.00%
Debt Instrument, Redemption, Period Two [Member] | September 2023 Senior Secured Notes at 14.50% [Member] | Minimum [Member]
Other Long-term debt
Debt instrument carrying amount percentage																																											65.00%